Accumulated Other Comprehensive (Losses) Reclassifications from Accumulated Other Comprehensive Loss (Detail) (Accumulated Defined Benefit Plans Adjustment [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 0.1	$ (1.9)	$ 0.4	$ (1.9)	$ (2.1)	$ (2.9)	$ (5.9)